Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$471,663.23

Principal:
Principal Collections	$9,778,499.34
Prepayments in Full	$3,443,591.17
Liquidation Proceeds	$86,519.71
Recoveries	$68,929.16
Sub Total	$13,377,539.38
Collections	$13,849,202.61

Purchase Amounts:
Purchase Amounts Related to Principal	$209,811.68
Purchase Amounts Related to Interest	$744.62
Sub Total	$210,556.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,059,758.91

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,059,758.91
Servicing Fee	$143,351.91	$143,351.91	$0.00	$0.00	$13,916,407.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,916,407.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,916,407.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,916,407.00
Interest - Class A-4 Notes	$69,502.99	$69,502.99	$0.00	$0.00	$13,846,904.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,846,904.01
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$13,769,171.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,769,171.09
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$13,712,345.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,712,345.09
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$13,639,997.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,639,997.17
Regular Principal Payment	$12,824,772.59	$12,824,772.59	$0.00	$0.00	$815,224.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$815,224.58
Residual Released to Depositor	$0.00	$815,224.58	$0.00	$0.00	$0.00
Total		$14,059,758.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,824,772.59
Total					$12,824,772.59
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,824,772.59	$121.55	$69,502.99	$0.66	$12,894,275.58	$122.21
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$12,824,772.59	$7.97	$276,409.83	$0.17	$13,101,182.42	$8.14

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$53,463,838.53	0.5067182	$40,639,065.94	0.3851679
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$163,953,838.53	0.1018410	$151,129,065.94	0.0938748

Pool Information
Weighted Average APR	3.340%	3.354%
Weighted Average Remaining Term	20.88	20.16
Number of Receivables Outstanding	21,764	20,877
Pool Balance	$172,022,287.91	$158,413,645.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,953,838.53	$151,129,065.94
Pool Factor	0.1027879	0.0946564

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$7,284,579.70
Targeted Overcollateralization Amount	$7,284,579.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,284,579.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$90,220.37
(Recoveries)		148	$68,929.16
Net Loss for Current Collection Period			$21,291.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1485%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6456%
Second Prior Collection Period			0.5376%
Prior Collection Period			0.1032%
Current Collection Period			0.1546%
Four Month Average (Current and Prior Three Collection Periods)			0.3603%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,870	$14,337,910.09
(Cumulative Recoveries)			$2,340,386.44
Cumulative Net Loss for All Collection Periods			$11,997,523.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7169%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,442.57
Average Net Loss for Receivables that have experienced a Realized Loss			$2,043.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.16%	314	$3,426,074.53
61-90 Days Delinquent	0.22%	29	$341,811.36
91-120 Days Delinquent	0.03%	3	$42,177.60
Over 120 Days Delinquent	0.46%	52	$734,675.57
Total Delinquent Receivables	2.87%	398	$4,544,739.06

Repossession Inventory:
Repossessed in the Current Collection Period		6	$70,292.75
Total Repossessed Inventory		11	$165,477.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3479%
Prior Collection Period			0.3400%
Current Collection Period			0.4024%
Three Month Average			0.3634%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer